Operating Leases (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Leases [Abstract]
Rental expense under operating leases	$ 68,000	$ 71,000	$ 70,000